Revenues (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Revenues [Abstract]
Sale of farm	R$ 83,179	R$ 238,414	R$ 66,224
Adjustment to present value	(11,687)	(61,192)	(13,818)
Gross revenue from sale of farm	71,492	177,222	52,406
Sales taxes	(2,610)	(6,469)	(1,913)
Cost of sale of farm	(7,462)	(27,941)	(10,676)
Gain from sale of farm	61,420	142,812	39,817
Selling expenses		(35)
Income tax and social contribution	(2,201)	(5,459)	(1,614)
Net profit from sale of farm	R$ 59,219	R$ 137,318	R$ 38,203